FINANCIAL INSTRUMENTS (Details 26) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Name of subsidiary		Arauco do Brasil S.A.
Bank borrowings, undiscounted cash flows		$ 145
Short-term Debt	$ 215,049	392,872
Non-current portion of non-current borrowings	725,386	465,585
Non-current portion of non-current bonds issued	3,701,109
Current finance lease liabilities	30,916	44,341
Non-current finance lease liabilities	37,271	68,035
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	215,049	392,872
Non-current portion of non-current borrowings	820,838	511,774
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current bonds issued and current portion of non-current bonds issued	$ 289,871
Non-current portion of non-current bonds issued		4,616,331
Current finance lease liabilities		62,994
Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Current finance lease liabilities		44,341
Non-current finance lease liabilities		$ 68,035
Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 1,930	$ 199,597
Non-current portion of non-current borrowings	$ 230,437	$ 0
Borrowings, interest rate	3.70%	1.70%
Borrowings, Nominal interest rate	1.10%	0.70%
Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 5,040	$ 2,199
Non-current portion of non-current borrowings	$ 0	$ 11,398
Borrowings, interest rate	2.10%	3.51%
Borrowings, Nominal interest rate	2.10%	2.05%
Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 10,054	$ 5,740
Non-current portion of non-current borrowings	$ 0	$ 11,546
Borrowings, interest rate	6.00%	3.26%
Borrowings, Nominal interest rate	6.00%	1.80%
Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 13,071	$ 14,007
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.90%	3.13%
Borrowings, Nominal interest rate	5.90%	1.75%
Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 2,216	$ 4,503
Non-current portion of non-current borrowings	$ 9,129	$ 0
Borrowings, interest rate	4.62%	3.10%
Borrowings, Nominal interest rate	2.05%	1.75%
Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 5,726	$ 2,509
Non-current portion of non-current borrowings	$ 5,701	$ 0
Borrowings, interest rate	4.37%	3.17%
Borrowings, Nominal interest rate	1.80%	3.17%
Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 14,103	$ 8,884
Non-current portion of non-current borrowings	$ 0	$ 46,010
Borrowings, interest rate	4.06%	3.51%
Borrowings, Nominal interest rate	1.30%	2.05%
Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 4,517	$ 23,201
Non-current portion of non-current borrowings	$ 0	$ 46,673
Borrowings, interest rate	4.19%	3.26%
Borrowings, Nominal interest rate	1.25%	1.80%
Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 2,509	$ 46,390
Non-current portion of non-current borrowings	$ 0	$ 218,382
Borrowings, interest rate	4.39%	3.20%
Borrowings, Nominal interest rate	1.50%	3.20%
Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 8,949	$ 45
Non-current portion of non-current borrowings	$ 36,850	$ 0
Borrowings, interest rate	4.62%	0.00%
Borrowings, Nominal interest rate	2.05%	2.00%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Eufores S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 23,145	$ 37,310
Non-current portion of non-current borrowings	$ 23,035	$ 0
Borrowings, interest rate	4.37%	3.08%
Borrowings, Nominal interest rate	1.80%	1.75%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Eufores S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 46,428	$ 6
Non-current portion of non-current borrowings	$ 168,183	$ 0
Borrowings, interest rate	3.20%	3.43%
Borrowings, Nominal interest rate	3.20%	2.00%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 27,081	$ 1,200
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	4.12%	2.91%
Borrowings, Nominal interest rate	1.30%	1.75%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 3	$ 12,517
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.43%	3.08%
Borrowings, Nominal interest rate	2.00%	1.75%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 12,535	$ 1,352
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	4.17%	3.03%
Borrowings, Nominal interest rate	1.75%	1.75%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 1,352	$ 25,243
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	4.30%	3.06%
Borrowings, Nominal interest rate	1.75%	1.75%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco Do Brasil S.A.
Description of functional currency	U.S. Dollars	Brazilian Real
Short-term Debt	$ 25,256	$ 90
Non-current portion of non-current borrowings	$ 0	$ 135
Borrowings, interest rate	3.86%	9.50%
Borrowings, Nominal interest rate	1.30%	9.50%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Do Brasil S.A.	Arauco Do Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 85	$ 74
Non-current portion of non-current borrowings	$ 54	$ 229
Borrowings, interest rate	9.50%	10.75%
Borrowings, Nominal interest rate	9.50%	1.75%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Do Brasil S.A.	Arauco Do Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 65	$ 10
Non-current portion of non-current borrowings	$ 133	$ 27
Borrowings, interest rate	10.35%	11.00%
Borrowings, Nominal interest rate	1.75%	2.00%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 3	$ 1
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	7.00%	2.50%
Borrowings, Nominal interest rate	3.50%	2.50%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 31	$ 50
Non-current portion of non-current borrowings	$ 0	$ 4
Borrowings, interest rate	6.00%	3.50%
Borrowings, Nominal interest rate	6.00%	3.50%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 14	$ 44
Non-current portion of non-current borrowings	$ 620	$ 36
Borrowings, interest rate	5.00%	6.00%
Borrowings, Nominal interest rate	5.00%	6.00%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 18	$ 16
Non-current portion of non-current borrowings	$ 0	$ 728
Borrowings, interest rate	6.00%	5.00%
Borrowings, Nominal interest rate	6.00%	5.00%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 23	$ 87
Non-current portion of non-current borrowings	$ 33	$ 22
Borrowings, interest rate	10.00%	6.00%
Borrowings, Nominal interest rate	10.00%	6.00%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 17	$ 27
Non-current portion of non-current borrowings	$ 224	$ 65
Borrowings, interest rate	8.38%	10.00%
Borrowings, Nominal interest rate	8.38%	10.00%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 67	$ 1,888
Non-current portion of non-current borrowings	$ 308	$ 0
Borrowings, interest rate	10.32%	9.50%
Borrowings, Nominal interest rate	10.32%	9.50%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 15	$ 16
Non-current portion of non-current borrowings	$ 27	$ 24
Borrowings, interest rate	10.47%	9.00%
Borrowings, Nominal interest rate	10.49%	9.00%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 44	$ 64
Non-current portion of non-current borrowings	$ 62	$ 277
Borrowings, interest rate	9.00%	10.49%
Borrowings, Nominal interest rate	9.00%	10.49%
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. Dollars	Brazilian Real
Short-term Debt	$ 9	$ 89
Non-current portion of non-current borrowings	$ 14	$ 125
Borrowings, interest rate	17.00%	9.00%
Borrowings, Nominal interest rate	1.80%	9.00%
Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 19	$ 9
Non-current portion of non-current borrowings	$ 29	$ 23
Borrowings, interest rate	0.22%	8.20%
Borrowings, Nominal interest rate	1.80%	1.80%
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 360	$ 23
Non-current portion of non-current borrowings	$ 552	$ 56
Borrowings, interest rate	16.00%	10.80%
Borrowings, Nominal interest rate	2.00%	1.80%
Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. Dollars	Brazilian Real
Short-term Debt	$ 79	$ 1
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	10.40%	2.50%
Borrowings, Nominal interest rate	2.00%	2.50%
Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 3	$ 811
Non-current portion of non-current borrowings	$ 787	$ 1,047
Borrowings, interest rate	21.78%	8.10%
Borrowings, Nominal interest rate	2.91%	2.00%
Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 5	$ 34
Non-current portion of non-current borrowings	$ 289	$ 78
Borrowings, interest rate	15.22%	7.70%
Borrowings, Nominal interest rate	2.91%	2.00%
Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 101	$ 4
Non-current portion of non-current borrowings	$ 492	$ 917
Borrowings, interest rate	8.67%	9.82%
Borrowings, Nominal interest rate	8.67%	2.91%
Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 2,609	$ 5
Non-current portion of non-current borrowings	$ 1,946	$ 289
Borrowings, interest rate	19.78%	7.30%
Borrowings, Nominal interest rate	2.91%	2.91%
Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 1,566	$ 1,979
Non-current portion of non-current borrowings	$ 1,167	$ 682
Borrowings, interest rate	21.78%	8.90%
Borrowings, Nominal interest rate	3.91%	8.90%
Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	U.S. Dollars	Brazilian Real
Short-term Debt	$ 2,048	$ 777
Non-current portion of non-current borrowings	$ 1,697	$ 5,279
Borrowings, interest rate	15.22%	9.91%
Borrowings, Nominal interest rate	2.91%	2.91%
Bank Borrowings Thirty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		$ 0
Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 1,741	$ 468
Non-current portion of non-current borrowings	$ 1,297	$ 3,168
Borrowings, interest rate	24.18%	10.91%
Borrowings, Nominal interest rate	5.11%	3.91%
Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Bank borrowings, undiscounted cash flows		$ 0
Short-term Debt	$ 24	402
Non-current portion of non-current borrowings	$ 46	$ 3,734
Borrowings, interest rate	21.96%	7.31%
Borrowings, Nominal interest rate	2.00%	2.91%
Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	U.S. Dollars	Brazilian Real
Short-term Debt	$ 12	$ 523
Non-current portion of non-current borrowings	$ 25	$ 3,520
Borrowings, interest rate	17.40%	12.11%
Borrowings, Nominal interest rate	2.00%	5.11%
Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Novo Oeste Gestao de Ativos Florestais S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 23	$ 0
Non-current portion of non-current borrowings	$ 50	$ 81
Borrowings, interest rate	21.96%	11.00%
Borrowings, Nominal interest rate	2.00%	2.00%
Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Novo Oeste Gestao de Ativos Florestais S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Short-term Debt	$ 12	$ 0
Non-current portion of non-current borrowings	$ 28	$ 38
Borrowings, interest rate	17.40%	8.40%
Borrowings, Nominal interest rate	2.00%	2.00%
Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Flakeboard Company Ltd.	Novo Oeste Gestao de Ativos Florestais S.A.
Description of functional currency	U.S. Dollars	Brazilian Real
Short-term Debt	$ 2,141	$ 1
Non-current portion of non-current borrowings	$ 337,623	$ 84
Borrowings, interest rate	3.00%	11.00%
Borrowings, Nominal interest rate	1.65%	2.00%
Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Novo Oeste Gestao de Ativos Florestais S.A.
Description of functional currency		U.S. Dollar
Short-term Debt		$ 1
Non-current portion of non-current borrowings		$ 39
Borrowings, interest rate		8.40%
Borrowings, Nominal interest rate		2.00%
Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Flakeboard America Ltd
Description of functional currency		U.S. Dollar
Short-term Debt		$ 675
Non-current portion of non-current borrowings		$ 157,058
Borrowings, interest rate		3.00%
Borrowings, Nominal interest rate		1.65%
Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.24%	4.24%
Borrowings, Nominal interest rate	4.21%	4.21%
Current bonds issued and current portion of non-current bonds issued	$ 19,425
Non-current portion of non-current bonds issued	$ 213,784	$ 263,721
Current finance lease liabilities		$ 1,528
Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.25%	4.25%
Borrowings, Nominal interest rate	4.21%	4.21%
Current bonds issued and current portion of non-current bonds issued	$ 7,770
Non-current portion of non-current bonds issued	$ 86,265	$ 106,308
Current finance lease liabilities		$ 611
Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.23%	3.23%
Borrowings, Nominal interest rate	3.22%	3.22%
Current bonds issued and current portion of non-current bonds issued	$ 2,132
Non-current portion of non-current bonds issued	$ 204,731	$ 231,943
Current finance lease liabilities		$ 2,342
Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.96%	3.96%
Borrowings, Nominal interest rate	3.96%	3.96%
Current bonds issued and current portion of non-current bonds issued	$ 1,004
Non-current portion of non-current bonds issued	$ 260,123	$ 294,408
Current finance lease liabilities		$ 1,103
Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.96%	2.96%
Borrowings, Nominal interest rate	2.98%	2.98%
Current bonds issued and current portion of non-current bonds issued	$ 20,207
Non-current portion of non-current bonds issued	$ 30,974	$ 57,395
Current finance lease liabilities		$ 22,364
Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.57%	3.57%
Borrowings, Nominal interest rate	3.57%	3.57%
Current bonds issued and current portion of non-current bonds issued	$ 1,770
Non-current portion of non-current bonds issued	$ 307,208	$ 345,336
Current finance lease liabilities		$ 1,944
Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.
Borrowings, interest rate	2.44%
Borrowings, Nominal interest rate	2.40%
Current bonds issued and current portion of non-current bonds issued	$ 592
Non-current portion of non-current bonds issued	$ 223,923
Current finance lease liabilities		$ 650
Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.12%	2.44%
Borrowings, Nominal interest rate	2.09%	2.89%
Current bonds issued and current portion of non-current bonds issued	$ 559
Non-current portion of non-current bonds issued	$ 137,526	$ 251,028
Current finance lease liabilities		$ 6,168
Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.F.	U.S. Dollar
Borrowings, interest rate	2.70%	7.26%
Borrowings, Nominal interest rate	2.68%	7.25%
Current bonds issued and current portion of non-current bonds issued	$ 1,317
Non-current portion of non-current bonds issued	$ 349,920	$ 217,034
Current finance lease liabilities		$ 4,422
Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Borrowings, interest rate	7.26%	5.02%
Borrowings, Nominal interest rate	7.25%	5.00%
Current bonds issued and current portion of non-current bonds issued	$ 208,811
Non-current portion of non-current bonds issued	$ 0	$ 224,164
Current finance lease liabilities		$ 5,705
Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Borrowings, interest rate	5.02%	4.77%
Borrowings, Nominal interest rate	5.00%	4.75%
Current bonds issued and current portion of non-current bonds issued	$ 4,422
Non-current portion of non-current bonds issued	$ 214,540	$ 295,531
Current finance lease liabilities		$ 9,375
Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Borrowings, interest rate	4.77%	4.52%
Borrowings, Nominal interest rate	4.75%	4.50%
Current bonds issued and current portion of non-current bonds issued	$ 5,705
Non-current portion of non-current bonds issued	$ 284,091	$ 638,324
Current finance lease liabilities		$ 3,175
Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco Santander
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 558	$ 1,194
Non-current finance lease liabilities	$ 1,198	$ 1,966
Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco Scotiabank
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 4,446	$ 5,335
Non-current finance lease liabilities	$ 5,692	$ 9,554
Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco Estado
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 2,524	$ 2,931
Non-current finance lease liabilities	$ 1,978	$ 5,096
Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco de Chile
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 10,889	$ 17,341
Non-current finance lease liabilities	$ 10,348	$ 20,266
Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco BBVA
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 818	$ 4,572
Non-current finance lease liabilities	$ 0	$ 894
Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco Credito e Inversiones
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 6,664	$ 7,344
Non-current finance lease liabilities	$ 12,234	$ 20,420
Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco Chile
Description of functional currency	Chilean pesos	Chilean Pesos
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 974	$ 67
Non-current finance lease liabilities	$ 1,040	$ 0
Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco Credito e Inversiones
Description of functional currency	Chilean pesos	Chilean Pesos
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 2,715	$ 2,154
Non-current finance lease liabilities	$ 2,968	$ 2,276
Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Banco Scotiabank
Description of functional currency	Chilean pesos	Chilean Pesos
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 1,328	$ 3,068
Non-current finance lease liabilities	$ 1,813	$ 6,422
Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Borrowings, interest rate	4.52%	3.90%
Borrowings, Nominal interest rate	4.50%	3.88%
Current bonds issued and current portion of non-current bonds issued	$ 9,375
Non-current portion of non-current bonds issued	$ 617,024	$ 659,979
Current finance lease liabilities		$ 3,607
Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		Chilean Pesos
Borrowings, interest rate		0.00%
Borrowings, Nominal interest rate		0.00%
Current finance lease liabilities		$ 335
Non-current finance lease liabilities		$ 1,141
Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.S. Dollars	U.S. Dollar
Borrowings, interest rate	3.90%	5.50%
Borrowings, Nominal interest rate	3.88%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 3,175
Non-current portion of non-current bonds issued	$ 155,000	$ 1,031,160
Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Description of functional currency	U.S. Dollars
Borrowings, interest rate	5.50%
Borrowings, Nominal interest rate	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 3,607
Non-current portion of non-current bonds issued	616,000
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	84,778
Short-term Debt	84,778	110,700
Bonds issued, undiscounted cash flows	27,802	28,012
Gross finance lease obligations	7,265
Current finance lease liabilities	7,265	9,928
Not later than three months [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		110,700
Not later than three months [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,288	9,928
Not later than three months [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	25
Not later than three months [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,040	1,167
Not later than three months [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,054	2,953
Not later than three months [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	14,007
Not later than three months [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,184	0
Not later than three months [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,940	3
Not later than three months [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	4,723
Not later than three months [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	11,946
Not later than three months [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	25,176
Not later than three months [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,770	0
Not later than three months [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,871	24,746
Not later than three months [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24,850	6
Not later than three months [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8	1,200
Not later than three months [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3	4
Not later than three months [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24	1,352
Not later than three months [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,352	20,230
Not later than three months [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	20,235	23
Not later than three months [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	21	18
Not later than three months [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17	3
Not later than three months [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3	1
Not later than three months [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9	13
Not later than three months [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14	11
Not later than three months [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18	16
Not later than three months [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6	22
Not later than three months [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3	7
Not later than three months [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	34	981
Not later than three months [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4	0
Not later than three months [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	21	12
Not later than three months [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2	20
Not later than three months [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5	2
Not later than three months [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	162	6
Not later than three months [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	34	1
Not later than three months [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3	192
Not later than three months [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5	34
Not later than three months [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	43	4
Not later than three months [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	663	5
Not later than three months [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	399	995
Not later than three months [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	520	23
Not later than three months [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	444	16
Not later than three months [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6	63
Not later than three months [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3	19
Not later than three months [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5	0
Not later than three months [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3	0
Not later than three months [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		675
Not later than three months [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,132	2,342
Not later than three months [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0
Not later than three months [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	6,168
Not later than three months [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,168	4,422
Not later than three months [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,422	5,705
Not later than three months [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,705	9,375
Not later than three months [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	148	168
Not later than three months [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		1,563
Not later than three months [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	639	749
Not later than three months [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,998	3,346
Not later than three months [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	545	1,151
Not later than three months [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,313	1,443
Not later than three months [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	284	50
Not later than three months [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	679	607
Not later than three months [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	371	767
Not later than three months [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,375	0
Not later than three months [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		84
Not later than three months [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	130,271
Short-term Debt	130,271	282,172
Bonds issued, undiscounted cash flows	262,069	34,982
Gross finance lease obligations	23,651
Current finance lease liabilities	23,651	34,413
Later than three months and not later than one year [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		282,172
Later than three months and not later than one year [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,158	34,413
Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,930	199,572
Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,032
Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,787
Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,071	0
Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,032	4,503
Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,786	2,506
Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14,103	4,161
Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,517	11,255
Later than three months and not later than one year [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,509	21,214
Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,179	45
Later than three months and not later than one year [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,274	12,564
Later than three months and not later than one year [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	21,578	0
Later than three months and not later than one year [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,073	0
Later than three months and not later than one year [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	12,513
Later than three months and not later than one year [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,511	0
Later than three months and not later than one year [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,013
Later than three months and not later than one year [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,021	67
Later than three months and not later than one year [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	64	56
Later than three months and not later than one year [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	48	7
Later than three months and not later than one year [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22	37
Later than three months and not later than one year [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	33
Later than three months and not later than one year [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17	65
Later than three months and not later than one year [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14	20
Later than three months and not later than one year [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	33	907
Later than three months and not later than one year [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11	16
Later than three months and not later than one year [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23	52
Later than three months and not later than one year [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7	69
Later than three months and not later than one year [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14	7
Later than three months and not later than one year [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	198	17
Later than three months and not later than one year [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	45	0
Later than three months and not later than one year [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	619
Later than three months and not later than one year [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	58	0
Later than three months and not later than one year [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,946	0
Later than three months and not later than one year [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,167	984
Later than three months and not later than one year [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,528	754
Later than three months and not later than one year [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,297	452
Later than three months and not later than one year [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18	339
Later than three months and not later than one year [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9	504
Later than three months and not later than one year [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18	0
Later than three months and not later than one year [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9	0
Later than three months and not later than one year [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,141	1
Later than three months and not later than one year [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1
Later than three months and not later than one year [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three months and not later than one year [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,425	1,528
Later than three months and not later than one year [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,770	611
Later than three months and not later than one year [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,004	1,103
Later than three months and not later than one year [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	20,207	22,364
Later than three months and not later than one year [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,770	1,944
Later than three months and not later than one year [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	592
Later than three months and not later than one year [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	559	650
Later than three months and not later than one year [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,317	0
Later than three months and not later than one year [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	202,643	0
Later than three months and not later than one year [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	410	1,026
Later than three months and not later than one year [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		3,772
Later than three months and not later than one year [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,885	2,182
Later than three months and not later than one year [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	8,891	13,995
Later than three months and not later than one year [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	273	3,421
Later than three months and not later than one year [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	5,351	5,901
Later than three months and not later than one year [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	690	17
Later than three months and not later than one year [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,036	1,547
Later than three months and not later than one year [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	957	2,301
Later than three months and not later than one year [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	3,175
Later than three months and not later than one year [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		251
Later than three months and not later than one year [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	3,175	3,607
Later than three months and not later than one year [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	3,607
Later than one year and not later than two years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	118,466
Bonds issued, undiscounted cash flows	374,959	394,629
Gross finance lease obligations	13,148
Later than one year and not later than two years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		107,114
Later than one year and not later than two years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,368	25,010
Later than one year and not later than two years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,951	0
Later than one year and not later than two years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,434
Later than one year and not later than two years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,870
Later than one year and not later than two years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,435	0
Later than one year and not later than two years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,701	0
Later than one year and not later than two years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,828
Later than one year and not later than two years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,735
Later than one year and not later than two years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	50,198
Later than one year and not later than two years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,826	0
Later than one year and not later than two years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,035	0
Later than one year and not later than two years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	49,484	0
Later than one year and not later than two years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	89
Later than one year and not later than two years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	48	74
Later than one year and not later than two years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	64	10
Later than one year and not later than two years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	4
Later than one year and not later than two years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	36
Later than one year and not later than two years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23	22
Later than one year and not later than two years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	136	27
Later than one year and not later than two years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	50	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14	16
Later than one year and not later than two years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24	85
Later than one year and not later than two years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9	53
Later than one year and not later than two years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	19	9
Later than one year and not later than two years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23
Later than one year and not later than two years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	98	403
Later than one year and not later than two years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24	78
Later than one year and not later than two years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	181	0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,946	0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,167	107
Later than one year and not later than two years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,697	3,017
Later than one year and not later than two years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,297	1,810
Later than one year and not later than two years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23	2,037
Later than one year and not later than two years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13	2,011
Later than one year and not later than two years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24	27
Later than one year and not later than two years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13	13
Later than one year and not later than two years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,164	26
Later than one year and not later than two years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		12
Later than one year and not later than two years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,060
Later than one year and not later than two years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,413	28,132
Later than one year and not later than two years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,189	11,340
Later than one year and not later than two years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	204,731	7,027
Later than one year and not later than two years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,857	8,633
Later than one year and not later than two years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	20,576	23,445
Later than one year and not later than two years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,079	7,777
Later than one year and not later than two years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,733
Later than one year and not later than two years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,487	5,200
Later than one year and not later than two years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,853	217,034
Later than one year and not later than two years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	10,013
Later than one year and not later than two years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,013	12,153
Later than one year and not later than two years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,153	22,500
Later than one year and not later than two years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	599	983
Later than one year and not later than two years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		4,139
Later than one year and not later than two years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	989	2,318
Later than one year and not later than two years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,618	7,886
Later than one year and not later than two years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	447
Later than one year and not later than two years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,897	4,856
Later than one year and not later than two years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	520	0
Later than one year and not later than two years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,484	1,015
Later than one year and not later than two years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	673	3,032
Later than one year and not later than two years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	19,375
Later than one year and not later than two years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		334
Later than one year and not later than two years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,000
Later than one year and not later than two years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than two years and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	110,797
Bonds issued, undiscounted cash flows	353,502	393,669
Gross finance lease obligations	13,148
Later than two years and not later than three years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		102,380
Later than two years and not later than three years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,368	25,010
Later than two years and not later than three years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,951	0
Later than two years and not later than three years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,361
Later than two years and not later than three years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,676
Later than two years and not later than three years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,335	0
Later than two years and not later than three years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,526
Later than two years and not later than three years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	22,938
Later than two years and not later than three years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	49,484
Later than two years and not later than three years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,411	0
Later than two years and not later than three years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	47,930	0
Later than two years and not later than three years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	46
Later than two years and not later than three years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6	74
Later than two years and not later than three years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	64	10
Later than two years and not later than three years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	310	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	44	27
Later than two years and not later than three years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	129	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11	8
Later than two years and not later than three years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24	74
Later than two years and not later than three years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5	28
Later than two years and not later than three years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10	9
Later than two years and not later than three years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	276	22
Later than two years and not later than three years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	394	0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	145	0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	173	115
Later than two years and not later than three years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	24
Later than two years and not later than three years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	212
Later than two years and not later than three years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,262
Later than two years and not later than three years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,358
Later than two years and not later than three years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23	1,697
Later than two years and not later than three years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12	1,509
Later than two years and not later than three years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24	27
Later than two years and not later than three years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13	13
Later than two years and not later than three years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	41,497	28
Later than two years and not later than three years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		13
Later than two years and not later than three years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		4,839
Later than two years and not later than three years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,656	27,301
Later than two years and not later than three years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,884	11,005
Later than two years and not later than three years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	224,916
Later than two years and not later than three years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,857	8,633
Later than two years and not later than three years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,398	22,796
Later than two years and not later than three years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,079	7,777
Later than two years and not later than three years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,733
Later than two years and not later than three years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,487	5,200
Later than two years and not later than three years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,853	0
Later than two years and not later than three years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	10,013
Later than two years and not later than three years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	204,527	12,153
Later than two years and not later than three years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,153	22,500
Later than two years and not later than three years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	599	983
Later than two years and not later than three years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		4,139
Later than two years and not later than three years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	989	2,318
Later than two years and not later than three years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,618	7,886
Later than two years and not later than three years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	447
Later than two years and not later than three years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,897	4,856
Later than two years and not later than three years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	520	0
Later than two years and not later than three years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,484	1,015
Later than two years and not later than three years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	673	3,032
Later than two years and not later than three years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	19,375
Later than two years and not later than three years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		334
Later than two years and not later than three years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,000
Later than two years and not later than three years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than three years and not later than four years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	107,920
Bonds issued, undiscounted cash flows	403,003	350,069
Gross finance lease obligations	5,487
Later than three years and not later than four years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		79,108
Later than three years and not later than four years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	478	9,008
Later than three years and not later than four years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,951	0
Later than three years and not later than four years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,282
Later than three years and not later than four years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,233	0
Later than three years and not later than four years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,201
Later than three years and not later than four years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	47,929
Later than three years and not later than four years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,008	0
Later than three years and not later than four years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	47,207	0
Later than three years and not later than four years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	74
Later than three years and not later than four years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5	7
Later than three years and not later than four years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	310	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	364
Later than three years and not later than four years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	44	11
Later than three years and not later than four years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	129	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14	64
Later than three years and not later than four years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	28
Later than three years and not later than four years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5
Later than three years and not later than four years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	276	11
Later than three years and not later than four years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	295	322
Later than three years and not later than four years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	120	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	138	458
Later than three years and not later than four years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	202
Later than three years and not later than four years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2	27
Later than three years and not later than four years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2	12
Later than three years and not later than four years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	40,184	28
Later than three years and not later than four years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		13
Later than three years and not later than four years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		17,925
Later than three years and not later than four years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,899	26,469
Later than three years and not later than four years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,579	10,670
Later than three years and not later than four years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,713	8,633
Later than three years and not later than four years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	11,154
Later than three years and not later than four years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,079	7,777
Later than three years and not later than four years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,733
Later than three years and not later than four years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,487	5,200
Later than three years and not later than four years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,853	0
Later than three years and not later than four years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	204,138
Later than three years and not later than four years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	12,153
Later than three years and not later than four years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	259,785	22,500
Later than three years and not later than four years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than three years and not later than four years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		638
Later than three years and not later than four years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	230
Later than three years and not later than four years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,556	2,247
Later than three years and not later than four years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than three years and not later than four years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,220	5,354
Later than three years and not later than four years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than three years and not later than four years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	123
Later than three years and not later than four years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	233	179
Later than three years and not later than four years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	19,375
Later than three years and not later than four years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		237
Later than three years and not later than four years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,000
Later than three years and not later than four years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than four years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	141,443	400,231
Gross finance lease obligations	5,488
Later than four years and not later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	279,749	77,609
Later than four years and not later than five years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	478	9,007
Later than four years and not later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	206,584	0
Later than four years and not later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,201
Later than four years and not later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,126	0
Later than four years and not later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,885
Later than four years and not later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	47,207
Later than four years and not later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,605	0
Later than four years and not later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,562	0
Later than four years and not later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	7
Later than four years and not later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	364
Later than four years and not later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	54
Later than four years and not later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	16
Later than four years and not later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	322
Later than four years and not later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	344
Later than four years and not later than five years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	120
Later than four years and not later than five years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	161
Later than four years and not later than five years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	38,872	2
Later than four years and not later than five years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1
Later than four years and not later than five years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		17,925
Later than four years and not later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,143	25,638
Later than four years and not later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,274	10,335
Later than four years and not later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,999	28,334
Later than four years and not later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,079	7,777
Later than four years and not later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,733
Later than four years and not later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,487	5,200
Later than four years and not later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,853	0
Later than four years and not later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	259,072
Later than four years and not later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	22,500
Later than four years and not later than five years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than four years and not later than five years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		638
Later than four years and not later than five years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	230
Later than four years and not later than five years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,556	2,247
Later than four years and not later than five years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than four years and not later than five years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,220	5,354
Later than four years and not later than five years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than four years and not later than five years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	123
Later than four years and not later than five years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	234	179
Later than four years and not later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	19,375
Later than four years and not later than five years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		236
Later than four years and not later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,000
Later than four years and not later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current borrowings	199,324	138,161
Bonds issued, undiscounted cash flows	2,428,202	3,077,733
Gross finance lease obligations	0
Non-current finance lease liabilities	0	0
Later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	203,906	145,563
Later than five years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		0
Later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,120
Later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,570
Later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,564
Later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	203,906	0
Later than five years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		111,309
Later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	116,673	156,181
Later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	47,339	62,958
Later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	193,697	240,175
Later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	278,892	314,228
Later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	204,991
Later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	127,578	230,228
Later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	326,508	0
Later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	548,324
Later than five years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	527,024	582,479
Later than five years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations		0
Later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	77,500	$ 943,160
Later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	$ 528,000